Contract Liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

Contract liabilities is comprised of the following:

	As of
	December 31, 2025	June 30, 2025
Unearned online promotion revenue - current	1,581,832	2,033,096
Premium business solutions revenue related	13,462	-
Value-Added Services revenue related	7,235	92,299
Shared office rental and management revenue related	122,608	123,588
Digital marketing revenue related	74,625	-
Subtotal	1,799,762	2,248,983
Unearned online promotion revenue – non-current	71,320	135,209
Total	1,871,082	2,384,192